Shareholder Report, Average Annual Return (Details) 199477_Vident U.S. Bond Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Vident U.S. Bond Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Bond Strategy ETF NAV
Average Annual Return, Percent	2.27%	(0.08%)	1.32%
FTSE Broad Investment-Grade (BIG) Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Broad Investment-Grade (BIG) Bond Index
Average Annual Return, Percent	1.90%	(0.33%)	1.41%